INVESTMENTS IN AFFILIATES (Details) In Millions, unless otherwise specified			1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended				12 Months Ended					1 Months Ended			1 Months Ended			1 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	May 31, 2008 Shunda USD ($)	Jun. 30, 2010 Shunda USD ($)	Dec. 31, 2011 Shunda USD ($)	Dec. 31, 2010 Shunda USD ($)	Nov. 30, 2011 Global Solar Fund USD ($)	Nov. 30, 2011 Global Solar Fund EUR (€)	Jun. 30, 2008 Global Solar Fund USD ($)	Jun. 30, 2008 Global Solar Fund EUR (€)	Dec. 31, 2011 Global Solar Fund USD ($) investee	Dec. 31, 2011 Global Solar Fund EUR (€)	Dec. 31, 2010 Global Solar Fund USD ($) investee	Dec. 31, 2010 Global Solar Fund EUR (€)	Dec. 31, 2011 Global Solar Fund Minimum Person	May 31, 2009 Guoxin Suntech USD ($)	Dec. 31, 2011 Guoxin Suntech USD ($)	Dec. 31, 2010 Guoxin Suntech USD ($)	Aug. 31, 2009 Zhongjieneng Suntech USD ($)	Dec. 31, 2011 Zhongjieneng Suntech USD ($)	Dec. 31, 2010 Zhongjieneng Suntech USD ($)	Dec. 31, 2009 Ningxia Diantou Suntech USD ($)	Dec. 31, 2011 Ningxia Diantou Suntech USD ($)	Dec. 31, 2010 Ningxia Diantou Suntech USD ($)	Dec. 31, 2009 Huadian Ningdong USD ($)	Dec. 31, 2011 Huadian Ningdong USD ($)	Dec. 31, 2010 Huadian Ningdong USD ($)	Nov. 30, 2010 Wuxi Sunshine USD ($)	Dec. 31, 2011 Wuxi Sunshine USD ($)	Dec. 31, 2010 Wuxi Sunshine USD ($)	Dec. 31, 2011 Wontech USD ($)	Dec. 31, 2011 Azure USD ($)
Information pertaining to major subsidiaries
Carrying Value	$ 454.2	$ 545.9				$ 43.8					$ 400.9		$ 463.5				$ 1.7	$ 1.8		$ 1.7	$ 1.6		$ 2.8	$ 2.7		$ 2.3	$ 2.3		$ 42.1	$ 30.2	$ 0.6	$ 2.1
Ownership Percentage			15.80%		36.70%	36.70%			86.00%	86.00%	79.30%		86.00%	86.00%			49.00%	49.00%		20.00%	20.00%		49.00%	49.00%	40.00%	40.00%	40.00%	40.00%	40.00%	40.00%	30.00%	20.00%
Cash consideration			101.9						364.6	258.0						1.4			1.4			2.6			2.2			39.6				2.1
Other-than-temporary impairment charge				90.3	58.8
Equity method investment written-down				8.0	10.8
Equity interest held by Dr. Zhengrong Shi (as a percent)									10.67%	10.67%
Voting interest (as a percent)									50.00%	50.00%
Number of representatives on the board of managers whose approval is required for capital calls															1
Interests sold (as a percent)							6.70%	6.70%
Total consideration on disposal of equity method investment							15.9	12.2
Capital call commitment retained as part of share transfer agreement							10.0	7.7
Contingent consideration receivable							10.0	7.7
Loss on transfer of equity interest											30.7
Aggregate capital call payments													215.9	155.7
Remaining capital call commitment											122.6	94.4	136.7	102.3
Number of investee companies of equity method investee											7		7	7
Aggregate commitments to investee companies by equity method investee											11.7	9.0	29.5	22.1
Payment to acquire equity method investment																										$ 1.8	$ 0.4		$ 9.6	$ 30.0